Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Wireless devices and accessories	$ 199	$ 202
Merchandise and other	228	230
Total inventory	427	432
Inventory recognized in cost of revenues	$ 3,141	$ 2,971